Nature of Operations and Basis of Presentation - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 3,921	$ 2,184
Restricted cash	808	0
Total cash, cash equivalents, and restricted cash	$ 4,729	$ 2,184	$ 4,338	$ 4,839